Earnings Per Share - Schedule of Diluted Earnings Per Share by Common Class (Detail) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Numerator
Net loss from continuing operations attributable to holders of Class A Common Stock - basic	$ (107,621)	$ (64,418)
Net loss from discontinued operations attributable to holders of Class A Common Stock - basic	$ (264,179)	$ (126,264)
Denominator
Basic weighted average shares outstanding (in shares) | shares	59,849,638	62,298,532
Diluted weighted average shares outstanding (in shares) | shares	190,597,249	188,236,513
Earnings Per Share, Diluted EPS [Abstract]
Diluted net loss per share from continuing operations (in USD per share) | $ / shares	$ (2.08)	$ (1.58)
Diluted net loss per share (in USD per share) | $ / shares	$ (6.52)	$ (3.12)
Exchange ratio		1
Class A Common Stock
Numerator
Net loss from continuing operations attributable to holders of Class A Common Stock - basic	$ (107,621)	$ (64,418)
Reallocation of net loss from continuing operations assuming exchange of Class A LLC Units	(289,568)	(233,420)
Net loss from continuing operations attributable to holders of Class A Common Stock - diluted	(397,189)	(297,838)
Net loss from discontinued operations attributable to holders of Class A Common Stock - basic	(264,179)	(126,264)
Reallocation of net loss from discontinued operations assuming exchange of Class A LLC Units	(582,253)	(162,486)
Net loss from discontinued operations attributable to holders of Class A Common Stock - diluted	$ (846,432)	$ (288,750)
Denominator
Basic weighted average shares outstanding (in shares) | shares	59,849,638	62,298,532
Assumed exchange of weighted average Class A LLC Units for shares of Class A Common Stock (in shares) | shares	130,747,611	125,937,981
Diluted weighted average shares outstanding (in shares) | shares	190,597,249	188,236,513
Earnings Per Share, Diluted EPS [Abstract]
Diluted net loss per share from continuing operations (in USD per share) | $ / shares	$ (2.08)	$ (1.58)
Diluted net loss per share from discontinued operations (in USD per share) | $ / shares	(4.44)	(1.54)
Diluted net loss per share (in USD per share) | $ / shares	$ (6.52)	$ (3.12)
Award vesting cost responsibility (in percent)		85.00%